Components of Income Tax Benefit (Expense) by Taxing Jurisdiction (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit [Line Items]
Current	$ (1)	$ 1,108	$ 198
Deferred	1,672	41	216
Total income tax benefit (expense)	1,671	1,149	414
Taiwan
Components Of Income Tax Expense Benefit [Line Items]
Current		1,108	198
Total income tax benefit (expense)		1,108	198
Foreign Tax Authority
Components Of Income Tax Expense Benefit [Line Items]
Current	(1)
Deferred	1,672	41	216
Total income tax benefit (expense)	$ 1,671	$ 41	$ 216